Reconciliation of profit before taxation to headline operating profit - Summary of Reconciliation of Operating (Loss)/Profit to Headline Operating Profit (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Reconciliation Of Profit Before Interest And Taxation To Headline PBIT [Abstract]
Profit before taxation	£ 1,031	£ 346	£ 1,160
Finance and investment income	(137)	(127)	(145)
Finance costs	417	389	359
Revaluation and retranslation of financial instruments	50	(7)	(76)
Profit before interest and taxation	1,361	601	1,298
(Earnings)/loss from associates	(36)	(70)	60
Operating profit	1,325	531	1,358
Goodwill impairment	237	63	38
Amortisation and impairment of acquired intangible assets	93	728	62
Other impairment charges	26	18	77
Restructuring and transformation costs	251	196	219
Property-related restructuring costs	26	232	18
Gains on disposal of investments and subsidiaries	(322)	(7)
(Gains)/losses on disposal of investments and subsidiaries			36
Gain on disposal of property	(7)	0	0
Other transaction costs	10	0	0
Gains on remeasurement of equity interests arising from a change in scope of ownership	0	0	(66)
Legal provision charges/(gains)	68	(11)	0
Headline operating profit	£ 1,707	£ 1,750	£ 1,742